Short-Term Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Short-term Debt [Line Items]
Short-term debt expiration date	May 2012
Working capital purposes	$ 150
Current borrowing capacity	0
Maximum borrowing capacity	300
Line Of Credit Facility, Due On May 2012 [Member]
Short-term Debt [Line Items]
Current borrowing capacity	$ 300